NOTE 8 - TAXES: Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Details
VAT tax payable	$ (125,515)	$ (7,042)
Other tax payable	5,205	0
Corporate income tax payable	2,416,098	1,525,560
Total taxes payable	$ 2,295,788	$ 1,518,518